Consolidated Statements of Comprehensive Income (Parenthetical) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Statement of Comprehensive Income [Abstract]
Net changes in fair value of cash flow hedges, tax	$ 12,845	$ 2,080	$ (2,131)
Actuarial gain (loss) on pension obligations, tax	$ 265	$ 215	$ (257)